ENVIRONMENTAL MATTERS	12 Months Ended
Dec. 31, 2024
Environmental Matters [Abstract]
DisclosureForEnvironmentRelatedExpenseExplanatory [Text Block]
NOTE 21. ENVIRONMENTAL MATTERS

Environment management

For Arauco, sustainability is a core component of its management strategy. This strategy incorporates values, commitments and standards, that together with the adoption of best practices as well as the use of the latest available technologies, seek to continuously improve the Company’s environmental management. The environmental department, along with its specialists, ensures that these guidelines are followed and effectively implemented in the Company´s daily operations.

All Arauco’s production units have certified environmental management systems, which reinforce the Company’s commitment to environmental performance and ensure the traceability of all raw materials used.

Arauco uses several supplies in its productive processes such as wood, chemical products, and water, etc., which in turn produce liquid and gas emissions. As a way to make the Company’s environmental management more efficient, significant progress has been made to reduce consumption and emissions.

Environmental investments have been made related to the control of atmospheric emissions, process improvements, water and waste management, as well as effluent treatment, in order to improve the environmental performance of all Arauco’s business units.

These investments are reflected in the consolidated financial statements as property, plant and equipment when they refer to disbursements in major works executed and are reflected in Expenses when they refer to improvements or management not directly associated with investment projects.

Detail information of disbursements related to the environment

As of December 31, 2024 and 2023 Arauco had
made
and / or had committed the following disbursements in major environmental projects:

12-31-2024		Disbursements undertaken 2023				Committed Disbursements
		State	Amount	Asset	Asset/expense	Amount	Estimated
Company	Name of project	of project	ThU.S.$	Expense	destination item	ThU.S.$	date
Celulosa Arauco y Constitucion S.A.	Environmental improvement studies	In process	104	Assets	Properties, plants and equipments	1,222	2025
Celulosa Arauco y Constitucion S.A.	Investment projects for the control and management of gas emissions from industrial process	In process	-	Assets	Properties, plants and equipments	511	2025
Celulosa Arauco y Constitucion S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	2,516	Assets	Properties, plants and equipments	5,070	2025
Celulosa Arauco y Constitucion S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	4,256	Assets	Properties, plants and equipments	8,816	2025
Celulosa Arauco y Constitucion S.A.	Environmental improvement studies	In process	16,822	Expense	Operating costs	-	2025
Celulosa Arauco y Constitucion S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	17,365	Expense	Operating costs	-	2025
Arauco do Brasil S.A.	Environmental improvement studies	In process	1,799	Assets	Properties, plants and equipments	270	2025
Arauco Argentina S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	-	Assets	Properties, plants and equipments	553	2025
Arauco Industria de Paineis S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	223	Expense	Operating costs	127	2025
Forestal Arauco S.A.	Environmental improvement studies	In process	2,372	Expense	Operating costs	1,881	2025
Maderas Arauco S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	496	Expense	Operating costs	41	2025
Celulosa y Energía Punta Pereira S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	150	Assets	Properties, plants and equipments	2,500	2025
Arauco Industria de México, S.A. de C.V.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	803	Expense	Operating costs	-	2025
Arauco North America, Inc	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Finished	3,249	Assets	Properties, plants and equipments	-	2024
Arauco North America, Inc	Investment projects for the control and management of gas emissions from industrial process	Finished	368	Assets	Properties, plants and equipments	-	2024
		TOTAL	50,523			20,991

12-31-2023		Disbursements undertaken 2023				Committed Disbursements
		State	Amount	Asset	Asset/expense	Amount	Estimated
Company	Name of project	of project	ThU.S.$	Expense	destination item	ThU.S.$	date
Celulosa Arauco y Constitucion S.A.	Environmental improvement studies	In process	1,624	Assets	Properties, plants and equipments	608	2024
Celulosa Arauco y Constitucion S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	9,095	Assets	Properties, plants and equipments	4,019	2024
Celulosa Arauco y Constitucion S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	5,102	Assets	Properties, plants and equipments	13,072	2024
Celulosa Arauco y Constitucion S.A.	Environmental improvement studies	In process	19,046	Expense	Operating costs	-	2024
Celulosa Arauco y Constitucion S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	17,397	Expense	Operating costs	-	2024
Arauco do Brasil S.A.	Environmental improvement studies	In process	1,395	Assets	Properties, plants and equipments	918	2024
Arauco Industria de Paineis S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	3,677	Expense	Operating costs	127	2024
Forestal Arauco S.A.	Environmental improvement studies	Finished	336	Expense	Operating costs	-	2023
Forestal Arauco S.A.	Environmental improvement studies	In process	1,895	Expense	Operating costs	1,785	2023
Maderas Arauco S.A.	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	654	Assets	Properties, plants and equipments	52	2024
Celulosa y Energía Punta Pereira S.A.	Expansion of solid industrial waste dumpsite for management of these in the future	In process	-	Assets	Properties, plants and equipments	2,650	2024
Arauco North America, Inc	Investment projects for the control and management of gas emissions from industrial process	In process	2,854	Assets	Properties, plants and equipments	697	2024
Arauco North America, Inc	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	In process	249	Assets	Properties, plants and equipments	-	2024
Arauco North America, Inc	Investment projects for the control and management of gas emissions from industrial process	Finished	856	Assets	Properties, plants and equipments	-	2023
Arauco North America, Inc	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Finished	1,984	Assets	Properties, plants and equipments	-	2023
		TOTAL	66,164			23,928